Employee benefits (Details 6) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Not later than one year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 33,483	₨ 29,441
Later than two year and not later than five year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	105,131	90,764
Later than six year and not later than ten year [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	65,222	58,273
Later than ten years [Member]
Expected benefit payments in next few years [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 32,479	₨ 30,280